Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 13,767	$ 6,364
Interest cost	21,171	9,833
Expected return on plan assets	(24,842)	(11,208)
Amortization of net actuarial loss (gain)	1,140	1,482
Amortization of prior service credits	(622)	(577)
Gain on curtailments and settlements	(1,060)	0
Amortization of regulatory assets/liability	11,695	3,545
Net benefit cost	21,249	9,439
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	4,838	2,200
Interest cost	6,642	2,659
Expected return on plan assets	(6,404)	(954)
Amortization of net actuarial loss (gain)	(230)	60
Amortization of prior service credits	(262)	(262)
Gain on curtailments and settlements	(4)	0
Amortization of regulatory assets/liability	391	1,110
Net benefit cost	$ 4,971	$ 4,813